Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	[1]	Dec. 31, 2022 EUR (€)
Trade and other receivables:
Government authorities	€ 4,203			€ 3,752
Income receivable	2,686			1,062
Interest receivable	379			125
Advance tax payment	481			566
Trade receivable	530			420
Inventory	914			1,201
Derivatives	366			273
Prepaid expenses and other	2,127			2,033
Short term loan given to an equity accounted investee	2,718			2,665
Total Current Assets and other receivables	14,404	$ 15,644		12,097
Long term receivables
Prepaid expenses associated with long term loans	8,465			8,417
Annual rent deposits	288			290
Loans to others	510			546
Other	16			17
Total Non current Assets and Long term receivables	€ 9,279			€ 9,270

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)